Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.3%
Lockheed Martin Corp.	10,794	$ 4,818,118
Textron, Inc.	34,699	2,698,541

		7,516,659

Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.	4,634	464,234
Expeditors International of Washington, Inc.	4,844	616,641
United Parcel Service, Inc., Class B	23,137	4,329,627

		5,410,502

Automobile Components - 0.5%
BorgWarner, Inc.	35,208	1,637,172

Banks - 4.5%
Bank of America Corp.	128,442	4,110,144
Citigroup, Inc.	8,223	391,908
Citizens Financial Group, Inc.	32,808	1,058,386
Commerce Bancshares, Inc.	163	8,668
East West Bancorp, Inc.	15,386	957,163
JPMorgan Chase & Co.	29,163	4,606,588
NU Holdings Ltd., Class A (A)	184,140	1,465,754
PNC Financial Services Group, Inc.	9,984	1,366,710
Prosperity Bancshares, Inc.	6,130	388,152
US Bancorp	16,768	665,354

		15,018,827

Beverages - 1.6%
Coca-Cola Co.	46,577	2,884,514
PepsiCo, Inc.	12,507	2,344,562

		5,229,076

Biotechnology - 2.1%
AbbVie, Inc.	6,714	1,004,280
Amgen, Inc.	1,300	304,395
Regeneron Pharmaceuticals, Inc. (A)	3,257	2,416,401
United Therapeutics Corp. (A)	1,473	357,527
Vertex Pharmaceuticals, Inc. (A)	8,580	3,023,077

		7,105,680

Capital Markets - 2.9%
Interactive Brokers Group, Inc., Class A	18,805	1,642,240
Janus Henderson Group PLC	22,802	669,239
LPL Financial Holdings, Inc.	8,831	2,025,478
SEI Investments Co.	51,917	3,270,252
Stifel Financial Corp.	14,245	905,127
Tradeweb Markets, Inc., Class A	13,668	1,117,906

		9,630,242

Chemicals - 2.5%
Air Products & Chemicals, Inc.	505	154,192
CF Industries Holdings, Inc.	14,145	1,161,022
Dow, Inc.	23,178	1,308,862
LyondellBasell Industries NV, Class A	32,198	3,183,094
Mosaic Co.	27,231	1,109,935
Olin Corp.	6,109	352,367
Westlake Corp.	8,297	1,140,837

		8,410,309

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 2.2%
Cisco Systems, Inc.	129,665	$ 6,747,767
Juniper Networks, Inc.	20,555	571,429

		7,319,196

Construction & Engineering - 0.3%
Valmont Industries, Inc.	3,222	853,024

Consumer Finance - 0.9%
American Express Co.	3,451	582,805
Discover Financial Services	23,214	2,450,238

		3,033,043

Consumer Staples Distribution & Retail - 1.5%
Kroger Co.	54,857	2,668,244
Performance Food Group Co. (A)	6,775	404,874
Sysco Corp.	15,963	1,218,137
Walmart, Inc.	4,482	716,493

		5,007,748

Containers & Packaging - 1.0%
Berry Global Group, Inc.	2,185	143,270
Graphic Packaging Holding Co.	99,599	2,410,296
Packaging Corp. of America	4,005	614,167

		3,167,733

Distributors - 0.6%
LKQ Corp.	35,401	1,939,621

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	228,831	3,322,626
Verizon Communications, Inc.	43,879	1,495,396

		4,818,022

Electric Utilities - 1.4%
Duke Energy Corp.	16,799	1,572,723
Evergy, Inc.	36,931	2,214,752
OGE Energy Corp.	20,288	733,411

		4,520,886

Electrical Equipment - 0.1%
Acuity Brands, Inc.	2,378	392,941

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	37,523	3,313,656

Entertainment - 0.8%
Netflix, Inc. (A)	6,255	2,745,757

Financial Services - 4.5%
Berkshire Hathaway, Inc., Class B (A)	28,176	9,916,825
Fiserv, Inc. (A)	2,858	360,708
Visa, Inc., Class A	13,343	3,172,031
Voya Financial, Inc.	5,908	438,728
Western Union Co.	62,172	757,255
WEX, Inc. (A)	804	152,238

		14,797,785

Food Products - 3.2%
Archer-Daniels-Midland Co.	32,530	2,763,749
Bunge Ltd.	5,810	631,373
Campbell Soup Co.	3,520	161,287
General Mills, Inc.	49,222	3,678,852
Hershey Co.	12,136	2,807,178

Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Ingredion, Inc.	1,366	$ 151,981
Pilgrim’s Pride Corp. (A)	22,595	559,678

		10,754,098

Gas Utilities - 0.8%
National Fuel Gas Co.	47,330	2,513,696

Ground Transportation - 1.5%
CSX Corp.	120,434	4,012,861
Schneider National, Inc., Class B	18,737	577,287
Union Pacific Corp.	1,520	352,670

		4,942,818

Health Care Equipment & Supplies - 1.0%
Hologic, Inc. (A)	16,734	1,329,014
IDEXX Laboratories, Inc. (A)	3,587	1,989,817

		3,318,831

Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	2,619	489,491
Centene Corp. (A)	10,326	703,097
Cigna Group	7,504	2,214,431
CVS Health Corp.	64,825	4,841,779
Elevance Health, Inc.	5,353	2,524,635
HCA Healthcare, Inc.	7,093	1,935,041
Humana, Inc.	2,156	984,926
UnitedHealth Group, Inc.	13,781	6,978,285

		20,671,685

Health Care REITs - 0.7%
Healthpeak Properties, Inc.	98,692	2,154,446

Hotel & Resort REITs - 0.5%
Host Hotels & Resorts, Inc.	94,100	1,731,440

Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc., Class A (A)	7,094	1,079,636
Booking Holdings, Inc. (A)	34	101,007
Hilton Worldwide Holdings, Inc.	8,386	1,303,939

		2,484,582

Household Durables - 0.1%
Lennar Corp., Class A	3,186	404,080

Household Products - 4.0%
Colgate-Palmolive Co.	47,292	3,606,488
Kimberly-Clark Corp.	9,985	1,289,064
Procter & Gamble Co.	54,104	8,456,455

		13,352,007

Industrial Conglomerates - 1.3%
3M Co.	39,474	4,401,351

Insurance - 4.5%
Arch Capital Group Ltd. (A)	13,454	1,045,241
Chubb Ltd.	23,057	4,713,081
Cincinnati Financial Corp.	10,176	1,094,734
CNA Financial Corp.	8,793	344,334
Everest Group Ltd.	5,997	2,161,979
Marsh & McLennan Cos., Inc.	13,465	2,537,075
Primerica, Inc.	1,193	253,751
Reinsurance Group of America, Inc.	1,359	190,736
Travelers Cos., Inc.	9,728	1,679,150
Unum Group	18,691	908,570

		14,928,651

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 0.4%
Alphabet, Inc., Class A (A)	9,940	$ 1,319,237

IT Services - 1.8%
Accenture PLC, Class A	1,983	627,322
Akamai Technologies, Inc. (A)	5,695	538,178
Amdocs Ltd.	31,272	2,928,310
Gartner, Inc. (A)	5,763	2,037,739

		6,131,549

Life Sciences Tools & Services - 0.4%
Avantor, Inc. (A)	28,749	591,367
Mettler-Toledo International, Inc. (A)	491	617,418

		1,208,785

Machinery - 2.8%
AGCO Corp.	3,636	483,952
Caterpillar, Inc.	19,803	5,251,162
Otis Worldwide Corp.	37,665	3,426,008

		9,161,122

Media - 0.7%
Charter Communications, Inc., Class A (A)	5,529	2,240,296

Metals & Mining - 1.3%
Newmont Corp.	11,882	509,976
Nucor Corp.	13,112	2,256,444
Reliance Steel & Aluminum Co.	5,119	1,499,150

		4,265,570

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	38,125	3,616,537

Oil, Gas & Consumable Fuels - 8.6%
Cheniere Energy, Inc.	6,447	1,043,511
Chevron Corp.	38,930	6,371,284
ConocoPhillips	21,250	2,501,550
Exxon Mobil Corp.	74,138	7,950,559
Marathon Petroleum Corp.	10,076	1,340,309
Occidental Petroleum Corp.	1	63
ONEOK, Inc.	47,194	3,163,886
Phillips 66	26,454	2,950,944
Pioneer Natural Resources Co.	8,339	1,881,862
Valero Energy Corp.	10,380	1,338,086

		28,542,054

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	85,927	5,343,800
Jazz Pharmaceuticals PLC (A)	3,596	468,990
Johnson & Johnson	23,938	4,010,333
Merck & Co., Inc.	12,882	1,373,865
Pfizer, Inc.	180,441	6,506,703
Viatris, Inc.	58,164	612,467

		18,316,158

Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class A (A)	8,326	443,110

Residential REITs - 0.4%
Mid-America Apartment Communities, Inc.	9,881	1,478,790

Retail REITs - 1.2%
Simon Property Group, Inc.	31,425	3,915,555

Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	10,614	9,538,271

Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	1,644	$ 1,181,198
Lattice Semiconductor Corp. (A)	5,474	497,806
Microchip Technology, Inc.	27,611	2,593,777
Qorvo, Inc. (A)	31,666	3,483,893

		17,294,945

Software - 1.2%
Dynatrace, Inc. (A)	2,691	147,171
Fortinet, Inc. (A)	21,637	1,681,628
VMware, Inc., Class A (A)	13,369	2,107,355

		3,936,154

Specialized REITs - 1.6%
Gaming & Leisure Properties, Inc.	36,545	1,734,426
Public Storage	13,188	3,715,719

		5,450,145

Specialty Retail - 3.8%
AutoZone, Inc. (A)	753	1,868,735
Dick’s Sporting Goods, Inc.	1,192	168,072
Home Depot, Inc.	9,874	3,296,336
Lowe’s Cos., Inc.	1,119	262,148
O’Reilly Automotive, Inc. (A)	1,630	1,509,038
TJX Cos., Inc.	55,787	4,827,249
Ulta Beauty, Inc. (A)	1,396	620,941

		12,552,519

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	16,504	3,242,211
Hewlett Packard Enterprise Co.	82,201	1,428,653

		4,670,864

Textiles, Apparel & Luxury Goods - 0.2%
Carter’s, Inc.	9,409	705,769

Tobacco - 0.7%
Altria Group, Inc.	48,162	2,187,518

Trading Companies & Distributors - 0.4%
United Rentals, Inc.	2,455	1,140,790
Univar Solutions, Inc. (A)	3,530	127,574

		1,268,364

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. (A)	18,907	2,604,817

Total Common Stocks (Cost $289,778,777)		324,835,422

EXCHANGE-TRADED FUND - 1.8%
U.S. Equity Fund - 1.8%
iShares Russell 1000 Value ETF	36,899	6,028,927

Total Exchange-Traded Fund (Cost $5,363,215)		6,028,927

Total Investments (Cost $295,141,992)		330,864,349
Net Other Assets (Liabilities) - 0.3%		952,050

Net Assets - 100.0%		$ 331,816,399

Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$324,835,422	$—	$—	$324,835,422
Exchange-Traded Fund	6,028,927	—	—	6,028,927

Total Investments	$330,864,349	$—	$—	$330,864,349

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5